UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2012

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited)	November 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS — 100.1%
CONSUMER DISCRETIONARY — 21.5%
Internet & Catalog Retail — 1.5%
Liberty Interactive Corp., Interactive Series A Shares	3,908,820	$75,440,226	*
Liberty Ventures, Series A	195,441	11,443,071	*

Total Internet & Catalog Retail		86,883,297

Media — 20.0%
AMC Networks Inc., Class A Shares	1,762,710	93,000,580	*
Ascent Media Corp., Class A Shares	76,760	4,698,480	*
Cablevision Systems Corp., New York Group, Class A Shares	7,249,900	100,338,616
CBS Corp., Class B Shares	784,000	28,208,320
Comcast Corp., Class A Shares	900,000	33,462,000
Comcast Corp., Special Class A Shares	10,531,880	379,568,955
DIRECTV	2,202,362	109,457,391	*
Discovery Communications Inc., Class A Shares	742,900	44,878,589	*
Discovery Communications Inc., Class C Shares	767,800	43,211,784	*
Liberty Global Inc., Series A Shares	697,331	39,078,429	*
Liberty Global Inc., Series C Shares	707,148	37,294,985	*
Liberty Media Corp.-Liberty Capital, Class A Shares	1,028,501	113,124,825	*
Madison Square Garden Inc., Class A Shares	1,961,175	85,899,465	*
Viacom Inc., Class B Shares	784,000	40,462,240
World Wrestling Entertainment Inc., Class A Shares	993,600	8,018,352

Total Media		1,160,703,011

TOTAL CONSUMER DISCRETIONARY		1,247,586,308

ENERGY — 15.4%
Energy Equipment & Services — 8.0%
Core Laboratories NV	1,554,870	160,431,487
National-Oilwell Varco Inc.	1,858,171	126,913,079
Weatherford International Ltd.	17,320,150	180,302,762	*

Total Energy Equipment & Services		467,647,328

Oil, Gas & Consumable Fuels — 7.4%
Anadarko Petroleum Corp.	5,233,595	383,046,818
Newfield Exploration Co.	1,850,000	45,029,000	*

Total Oil, Gas & Consumable Fuels		428,075,818

TOTAL ENERGY		895,723,146

FINANCIALS — 2.1%
Capital Markets — 0.6%
Cohen & Steers Inc.	1,343,500	38,397,230

Thrifts & Mortgage Finance — 1.5%
Astoria Financial Corp.	3,962,230	36,967,606
New York Community Bancorp Inc.	3,714,810	48,329,678

Total Thrifts & Mortgage Finance		85,297,284

TOTAL FINANCIALS		123,694,514

HEALTH CARE — 34.6%
Biotechnology — 18.7%
Alkermes PLC	1,052,000	20,314,120	*
Amgen Inc.	4,269,520	379,133,376
Biogen Idec Inc.	3,963,042	590,849,932	*
ImmunoGen Inc.	860,750	10,922,917	*
Isis Pharmaceuticals Inc.	948,500	8,726,200	*
Vertex Pharmaceuticals Inc.	1,798,240	71,551,970	*

Total Biotechnology		1,081,498,515

Health Care Equipment & Supplies — 2.5%
Covidien PLC	2,500,450	145,301,150

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2012

SECURITY	SHARES	VALUE
Health Care Providers & Services — 8.0%
UnitedHealth Group Inc.	8,554,060	$465,255,323

Pharmaceuticals — 5.4%
BioMimetic Therapeutics Inc.	1,452,600	11,054,286	*(a)
Forest Laboratories Inc.	5,756,960	204,141,802	*
Teva Pharmaceutical Industries Ltd., ADR	345,170	13,927,609
Valeant Pharmaceuticals International Inc.	1,536,988	84,964,697	*

Total Pharmaceuticals		314,088,394

TOTAL HEALTH CARE		2,006,143,382

INDUSTRIALS — 8.7%
Aerospace & Defense — 2.1%
Engility Holdings Inc.	256,057	4,701,207	*
L-3 Communications Holdings Inc.	1,521,345	116,915,363

Total Aerospace & Defense		121,616,570

Commercial Services & Supplies — 1.3%
ADT Corp.	1,692,865	77,702,503	*

Construction & Engineering — 0.9%
Fluor Corp.	1,042,730	55,348,108

Industrial Conglomerates — 1.7%
Tyco International Ltd.	3,385,730	96,053,160

Machinery — 2.7%
Pall Corp.	1,947,880	115,859,903
Pentair Ltd., Registered Shares	812,382	39,392,403

Total Machinery		155,252,306

TOTAL INDUSTRIALS		505,972,647

INFORMATION TECHNOLOGY — 16.5%
Communications Equipment — 0.3%
Arris Group Inc.	1,123,743	15,698,690	*

Computers & Peripherals — 4.4%
SanDisk Corp.	3,791,250	148,237,875	*
Seagate Technology PLC	4,274,940	107,300,994

Total Computers & Peripherals		255,538,869

Electronic Equipment, Instruments & Components — 2.2%
Dolby Laboratories Inc., Class A Shares	849,100	28,334,467	*
TE Connectivity Ltd.	2,857,670	100,561,407

Total Electronic Equipment, Instruments & Components		128,895,874

Internet Software & Services — 1.0%
Facebook Inc., Class A Shares	2,000,603	56,016,884	*

Semiconductors & Semiconductor Equipment — 5.0%
Broadcom Corp., Class A Shares	4,347,440	140,770,107	*
Cree Inc.	3,007,990	97,188,157	*
Intel Corp.	2,799,460	54,785,432

Total Semiconductors & Semiconductor Equipment		292,743,696

Software — 3.6%
Advent Software Inc.	1,876,600	41,773,116	*
Autodesk Inc.	1,656,710	54,886,802	*
Citrix Systems Inc.	1,784,630	109,147,971	*

Total Software		205,807,889

TOTAL INFORMATION TECHNOLOGY		954,701,902

MATERIALS — 1.3%
Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold Inc.	1,433,400	55,916,934
Nucor Corp.	448,500	18,469,230

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL MATERIALS				$74,386,164

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,592,337,014)				5,808,208,063

SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $481,671,000 joint tri-party repurchase agreement dated 11/30/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,390,028; (Fully collateralized by various U.S. government agency obligations, 0.375% to 5.050% due 9/27/13 to 10/4/27; Market value - $1,417,801) (Cost - $1,390,000)	0.240%	12/3/12	$1,390,000	1,390,000

TOTAL INVESTMENTS - 100.1% (Cost - $2,593,727,014#)				5,809,598,063
Liabilities in Excess of Other Assets - (0.1)%				(3,328,636)

TOTAL NET ASSETS - 100.0%				$5,806,269,427

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2012, the total market value of Affiliated Companies was $11,054,286, and the cost was $11,412,534 (See Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (formerly Legg Mason ClearBridge Aggressive Growth Fund ) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Common stocks†	$5,808,208,063			$5,808,208,063
Short-term investments†	—	$1,390,000	—	1,390,000

Total investments	$5,808,208,063	$1,390,000	—	$5.809,598,063

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$3,298,592,775
Gross unrealized depreciation	(82,721,726)

Net unrealized appreciation	$3,215,871,049

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Fund did not invest in any derivative instruments.

4. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended November 30, 2012:

	Affiliate Value at	Purchased		Sold		Dividend	Affiliate Value at	Realized
	8/31/12	Cost	Shares	Cost	Shares	Income	11/30/12	Gain/(Loss)
BioMimetic Therapeutics Inc.	$5,577,984	—	—	—	—	—	$11,054,286	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2013